Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Basic and diluted loss per share attributable to common stockholders

			For the Period from
			February 14, 2020
			(Inception) Through
	Year Ended December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(10,318,466)	$(2,579,616)	$(10,719,238)	$(4,575,622)
Denominator:
Basic and diluted weighted average stock outstanding	27,600,000	6,900,000	15,218,692	6,496,262
Basic and diluted net loss per common share	$(0.37)	$(0.37)	$(0.70)	$(0.70)

Gelesis
Schedule of Basic and diluted loss per share attributable to common stockholders

Basic and diluted loss per share attributable to common stockholders were calculated as follows:

	December 31,
	2021	2020
Numerator:
Net loss	$(93,347)	$(25,905)
Accretion of redeemable convertible preferred stock to redemption value	(94,134)	(11,372)
Accretion of noncontrolling interest put option to redemption value	(376)	(567)
Net loss attributable to common stockholders	$(187,857)	$(37,844)
Denominator:
Weighted average common shares outstanding, basic and diluted	2,204,486	2,149,182
Net loss per share, basic and diluted	$(85.22)	$(17.61)

Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders

	December 31,
	2021	2020

Convertible preferred stock	18,736,936	18,446,525
Warrants on convertible preferred stock	708,493	1,021,466
Options and RSUs to acquire common stock	5,203,174	5,074,547
Warrants on common stock	522,009	522,009
Total	25,170,612	25,064,547